Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.9%
Brazil 2.7%
Hypera SA ..................... Pharmaceuticals 296,999 $ 1,497,278
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 227,355 77,519
TOTVS SA ..................... Software 265,545 2,143,622
Vale SA ........................ Metals & Mining 231,595 2,920,401
XP, Inc. , A ...................... Capital Markets 56,706 1,117,675
7,756,495
Chile 1.1%
Banco Santander Chile , ADR ....... Banks 103,137 3,086,890
China 24.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 434,227 8,543,333
a
Baidu, Inc. , A .................... Interactive Media & Services 229,476 3,383,248
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 183,175 324,806
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 2,786,896 2,876,075
BYD Co. Ltd. , H ................. Automobiles 353,165 4,438,527
China Merchants Bank Co. Ltd. , A .... Banks 852,512 5,181,715
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,243,887 895,754
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 32,276 1,022,504
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 732,186 422,898
Haier Smart Home Co. Ltd. , D ....... Household Durables 710,943 1,731,187
JD.com, Inc. , A .................. Broadline Retail 44,451 664,944
c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 178,269 1,564,921
NARI Technology Co. Ltd. , A ........ Electrical Equipment 1,095,001 3,437,795
NetEase, Inc. ................... Entertainment 100,637 2,783,922
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 441,337 3,229,892
Prosus NV ..................... Broadline Retail 213,140 13,437,197
Tencent Holdings Ltd. ............. Interactive Media & Services 105,365 8,325,051
Uni-President China Holdings Ltd. .... Food Products 1,402,258 1,491,524
Weichai Power Co. Ltd. , H ......... Machinery 1,099,370 2,730,913
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 269,612 494,066
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 647,357 2,607,045
69,587,317
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 447,265 5,260,338
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 97,260 2,880,948
India 10.4%
ACC Ltd. ....................... Construction Materials 52,724 1,092,610
Asahi India Glass Ltd. ............. Automobile Components 3,805 43,544
a
Ather Energy Ltd. ................ Automobiles 92,313 740,950
Bajaj Holdings & Investment Ltd. ..... Financial Services 16,449 2,119,744
Brigade Enterprises Ltd. ........... Real Estate Management & Development 81,498 817,673
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 731,914 2,466,216
Federal Bank Ltd. ................ Banks 404,790 1,170,627
HDFC Bank Ltd. ................. Banks 480,274 5,427,124
ICICI Bank Ltd. .................. Banks 619,022 9,639,621
Infosys Ltd. ..................... IT Services 107,652 1,888,843
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,238,919 1,031,554

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Pine Labs Ltd. ................... Financial Services 113,130 $ 315,888
a,c
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 335,756 937,516
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 264,222 2,010,729
29,702,639
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 3,962,980 1,561,019
Italy 0.1%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 13,187 204,015
Mexico 2.5%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 745,391 7,174,913
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 361,211 76,185
7,251,098
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 26,105 1,051,770
Philippines 0.5%
BDO Unibank, Inc. ............... Banks 674,535 1,507,883
Russia 0.0%
a,d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
a,d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 2.2%
Discovery Ltd. ................... Insurance 316,878 4,065,224
Netcare Ltd. .................... Health Care Providers & Services 2,497,907 2,236,419
6,301,643
South Korea 19.0%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 113,164 2,638,457
Doosan Bobcat, Inc. .............. Machinery 65,329 2,460,233
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 3,558 1,105,440
Hyundai Motor Co. ............... Automobiles 28,811 5,131,142
KT Skylife Co. Ltd. ............... Media 45,931 167,379
LG Corp. ....................... Industrial Conglomerates 84,535 4,541,808
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 5,328 703,294
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 42,245 1,230,028
NAVER Corp. ................... Interactive Media & Services 24,493 4,078,314
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 181,409 12,459,689
Samsung Life Insurance Co. Ltd. ..... Insurance 16,469 1,717,523
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 5,413 1,106,126
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 46,933 17,000,037
54,339,470
Taiwan 21.0%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 899,310 6,480,370
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 386,461 1,963,583
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 158,262 7,052,622
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 911,284 42,016,008

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 61,979 $ 465,624
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 454,515 2,112,751
60,090,958
Thailand 2.1%
Kasikornbank PCL ............... Banks 540,550 3,134,596
Kiatnakin Phatra Bank PCL ......... Banks 107,621 214,988
Minor International PCL ............ Hotels, Restaurants & Leisure 2,057,149 1,409,518
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 555,149
Thai Beverage PCL ............... Beverages 1,870,265 671,636
5,985,887
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 65,035 822,386
United Arab Emirates 1.5%
Emaar Development PJSC ......... Real Estate Management & Development 627,827 2,513,628
Emirates Central Cooling Systems Corp. Water Utilities 2,564,396 1,089,197
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,321,905 554,266
4,157,091
United States 2.5%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 46,457 3,610,173
Genpact Ltd. .................... Professional Services 82,194 3,621,468
7,231,641
Total Common Stocks (Cost $ 154,238,492 ) .....................................
268,779,488
a
Preferred Stocks 5.5%
Brazil 5.5%
Banco Bradesco SA , ADR .......... Banks 1,363,256 5,044,047
e
Itau Unibanco Holding SA , ADR , 2 .85 % Banks 761,588 5,940,387
e
Petroleo Brasileiro SA - Petrobras ,
10 .98% ...................... Oil, Gas & Consumable Fuels 821,984 4,881,533
15,865,967
Total Preferred Stocks (Cost $ 12,132,679 ) ......................................
15,865,967
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 53,442
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
53,442
Total Long Term Investments (Cost $ 166,371,171 ) ...............................
284,698,897

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 3.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.1%
United States 3.1%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 8,976,990 $ 8,976,990
Total Money Market Funds (Cost $ 8,976,990 ) ...................................
8,976,990
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 459,531 459,531
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 459,531 ) ...................................................................
459,531
a a a a a
Total Short Term Investments (Cost $ 9,436,521 ) .................................
9,436,521
a a a
Total Investments (Cost $ 175,807,692 ) 102.7% ..................................
$294,135,418
Credit Facility (1.7) % .........................................................
(5,000,000)
Other Assets, less Liabilities (1.0) % ...........................................
(2,767,645)
Net Assets 100.0% ...........................................................
$286,367,773
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $11,327,112, representing 4.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $9,670,973 $12,659,957 $(13,353,940) $— $— $8,976,990 8,976,990 $75,937
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $1,204,122 $817,402 $(1,561,993) $— $— $459,531 459,531 $7,409
Total Affiliated Securities ... $10,875,095 $13,477,359 $(14,915,933) $— $— $9,436,521 $83,346
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 7,756,495 $ — $ — $ 7,756,495
Chile ................................ 3,086,890 — — 3,086,890
China ............................... 1,022,504 68,564,813 — 69,587,317
Hong Kong ........................... — 5,260,338 — 5,260,338
Hungary ............................. 2,880,948 — — 2,880,948
India ................................ 4,005,083 25,697,556 — 29,702,639
Indonesia ............................ — 1,561,019 — 1,561,019
Italy ................................. — 204,015 — 204,015
Mexico .............................. 7,251,098 — — 7,251,098
Peru ................................ 1,051,770 — — 1,051,770
Philippines ............................ — 1,507,883 — 1,507,883
Russia ............................... — — —
a
—
South Africa ........................... 6,301,643 — — 6,301,643
South Korea .......................... — 54,339,470 — 54,339,470
Taiwan ............................... — 60,090,958 — 60,090,958
Thailand ............................. — 5,985,887 — 5,985,887
Turkiye .............................. — 822,386 — 822,386
United Arab Emirates .................... 1,643,463 2,513,628 — 4,157,091
United States .......................... 7,231,641 — — 7,231,641
Preferred Stocks ........................ 15,865,967 — — 15,865,967
Escrows and Litigation Trusts ............... — — 53,442 53,442
Short Term Investments ................... 9,436,521 — — 9,436,521
Total Investments in Securities ........... $67,534,023 $226,547,953
b
$53,442 $294,135,418
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2025.
b
Includes foreign securities valued at $226,547,953, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.